Consolidated Financial Statements

(Unaudited)

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

September 30, 2014

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Financial Statements (Unaudited)

September 30, 2014

Contents

Consolidated Portfolio Asset Allocation (Unaudited)	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	12
Consolidated Statements of Changes in Net Assets	13
Consolidated Statement of Cash Flows	14
Notes to Consolidated Financial Statements	15
Consolidated Schedule of Changes in Investments in Affiliates	29
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	31

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	32
Consolidating Statement of Operations	33

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

September 30, 2014

Percent of Cash
Industry	and Investments

Cable and Other Subscription Programming	5.8%
Gaming Industries	5.7%
Wired Telecommunications Carriers	5.1%
Oil and Gas Extraction	4.4%
Radio and Television Broadcasting	4.2%
Business Support Services	3.9%
Other Telecommunications	3.8%
Pharmaceutical and Medicine Manufacturing	3.8%
Motion Picture and Video Industries	3.4%
Coal Mining	3.4%
Full-Service Restaurants	3.3%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	3.2%
Other Investment Pools and Funds	3.2%
Other Electrical Equipment and Component Manufacturing	2.7%
Deep Sea, Coastal, and Great Lakes Water Transportation	2.7%
Scheduled Air Transportation	2.5%
Scientific Research and Development Services	2.3%
Nonscheduled Air Transportation	2.2%
Highway, Street, and Bridge Construction	2.1%
Nondepository Credit Intermediation	1.9%
Computer Systems Design and Related Services	1.7%
Electronic Shopping and Mail-Order Houses	1.6%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	1.5%
Communications Equipment Manufacturing	1.5%
Electric Power Generation, Transmission and Distribution	1.3%
Semiconductor and Other Electronic Component Manufacturing	1.3%
Specialty Hospitals	1.3%
Newspaper, Periodical, Book, and Directory Publishers	1.0%
Petroleum and Coal Products Manufacturing	0.9%
Grocery Stores	0.9%
Wireless Telecommunications Carriers (except Satellite)	0.9%
Other Financial Investment Activities	0.9%
Electrical Equipment Manufacturing	0.5%
Aerospace Product and Parts Manufacturing	0.3%
Architectural, Engineering, and Related Services	0.1%
Metal Ore Mining	0.1%
Depository Credit Intermediation	0.1%
Traveler Accommodation	0.0%
Home Furnishings Stores	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Miscellaneous Securities	1.6%
Cash and Cash Equivalents	12.9%
Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2014

Assets
Investments, at fair value:
Companies less than 5% owned (cost $828,917,878)	$689,569,877
Companies 5% to 25% owned (cost $370,143,816)	303,888,153
Companies more than 25% owned (cost $153,876,791)	99,841,874
Total investments (cost $1,352,938,485)	1,093,299,904

Cash and cash equivalents	161,443,333
Accrued interest income:
Companies less than 5% owned	12,066,384
Companies 5% to 25% owned	1,979,318
Companies more than 25% owned	791,204
Deferred debt issuance costs	1,365,003
Unrealized gain on foreign currency options	766,942
Prepaid expenses and other assets	1,028,743
Total assets	1,272,740,831

Liabilities
Credit facility payable	126,892,451
Distribution payable	75,000,000
Payable for investments purchased	4,157,853
Management and advisory fees payable	2,167,500
Equity placement costs payable	543,163
Interest payable	528,513
Payable to the Investment Manager	278,723
Accrued expenses and other liabilities	3,056,504
Total liabilities	212,624,707

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	17,531
Total preferred stock	297,531

Preferred equity facility
Series A preferred interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interest authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	878,163
Total preferred limited partner interests	369,878,163

Net assets applicable to common shareholders	$689,940,430

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,024,833,219
Accumulated net investment income	6,212,453
Accumulated net realized loss	(87,219,279)
Accumulated net unrealized depreciation	(253,868,510)
Accumulated dividends to Series Z preferred shareholders	(17,531)
Net assets applicable to common shareholders	$689,940,430

Common stock, NAV per share	8,812.87

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (61.95%)
Bank Debt (41.89%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (1.50%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 7.25%, 1.25% LIBOR Floor, due 4/3/18	$1,595,043	$1,597,699	0.13%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 11%, 1.5% LIBOR Floor, due 10/3/18	$17,380,936	17,181,056	1.37%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		18,778,755

Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$96,058	52,111	-

Business Support Services (3.33%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$41,208,525	41,826,653	3.33%

Cable and Other Subscription Programming (2.72%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,324,013	0.35%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	15,202,323	1.21%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	2,529,625	0.20%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€11,785,942	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34 (2), (3)	€9,563,786	12,080,018	0.96%
Total Cable and Other Subscription Programming		34,135,979

Coal Mining (3.08%)
Eagle Coal Company, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 10% , 1.5% LIBOR Floor, due 7/10/18	$11,024,656	10,308,053	0.82%
Oxford Mining Company, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.75% Cash + 5.75% PIK, 1.25% LIBOR Floor, due 12/24/15	$28,720,050	28,389,769	2.26%
Total Coal Mining		38,697,822

Communications Equipment Manufacturing (1.16%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (4), (6)	$38,898,064	14,508,978	1.16%

Computer Systems Design and Related Services (1.67%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75% Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$21,109,280	20,887,632	1.67%

Electric Power Generation, Transmission and Distribution (1.34%)
Longview Power, LLC, Senior Secured 1st Lien Non Extended Term Loan, LIBOR + 4.75%, due 2/28/14	$19,055,046	12,890,739	1.03%
Longview Power, LLC, Senior Secured Super Priority Debtor-in-Possession, LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/22/15	$1,473,328	3,938,320	0.31%
Total Electric Power Generation, Transmission and Distribution		16,829,059

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Electrical Equipment Manufacturing (0.50%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 7.50%, 1.50% LIBOR Floor, due 2/6/18	$6,340,609	$6,315,246	0.50%

Electronic Shopping and Mail-Order Houses (1.47%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$18,658,647	18,481,390	1.47%

Full-Service Restaurants (3.30%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,698,762	50,096	-
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$4,409,663	4,409,663	0.35%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,599,863	10,599,863	0.85%
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16 (6)	$21,971,820	19,412,103	1.55%
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16 (6)	$6,919,681	6,919,681	0.55%
Total Full-Service Restaurants		41,391,406

Grocery Stores (0.89%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$11,206,132	11,200,529	0.89%

Motion Picture and Video Industries (3.39%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,299,421	1.86%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,172,095	1.53%
Total Motion Picture and Video Industries		42,471,516

Nonscheduled Air Transportation (1.92%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan, 12% Cash + 3% PIK, due 6/3/19	$23,402,714	24,104,795	1.92%

Other Electrical Equipment and Component Manufacturing (2.74%)
Palladium Energy, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 12/26/17	$34,263,954	34,435,274	2.74%

Other Financial Investment Activities (0.87%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/31/22	$29,606,736	10,954,493	0.87%

Other Telecommunications (3.83%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 3/21/18	$45,059,826	47,988,714	3.83%

Petroleum and Coal Products Manufacturing (0.92%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/11/17	$12,893,362	11,571,793	0.92%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (2.94%)
The Tennis Channel, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 8.5%, due 5/29/17	$36,541,603	$36,870,477	2.94%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (0.64%)
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16 (2)	$8,046,075	8,046,075	0.64%

Scheduled Air Transportation (1.25%)
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17 (6)	$440,109	450,780	0.04%
N918DL, 8%, due 8/15/18 (6)	$646,081	662,640	0.05%
N954DL, 8%, due 3/20/19 (6)	$875,454	895,620	0.07%
N955DL, 8%, due 6/20/19 (6)	$916,842	937,860	0.07%
N956DL, 8%, due 5/20/19 (6)	$912,917	934,560	0.07%
N957DL, 8%, due 6/20/19 (6)	$924,861	946,440	0.08%
N959DL, 8%, due 7/20/19 (6)	$936,705	958,320	0.08%
N960DL, 8%, due 10/20/19 (6)	$979,765	1,001,880	0.08%
N961DL, 8%, due 8/20/19 (6)	$964,469	986,700	0.08%
N976DL, 8%, due 2/15/18 (6)	$641,202	657,360	0.05%
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16 (6)	$2,440,027	2,857,086	0.23%
N512UA, 20%, due 10/26/16 (6)	$2,509,092	2,955,731	0.24%
N545UA, 16%, due 8/29/15 (6)	$1,326,293	1,403,655	0.11%
Total Scheduled Air Transportation		15,648,632

Semiconductor and Other Electronic Component Manufacturing (1.16%)
Soraa, Inc., Senior Secured Term Loan, LIBOR + 10.27%, due 9/1/17	$15,000,000	14,595,000	1.16%

Specialty Hospitals (1.27%)
UBC Healthcare Analytics, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 9%, 1% LIBOR Floor, due 7/1/18	$16,161,835	15,862,841	1.27%

Total Bank Debt (Cost $630,024,373)		525,655,170

Other Corporate Debt Securities (20.06%)
Aerospace Product and Parts Manufacturing (0.09%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	874,368	0.07%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	255,464	0.02%
Total Aerospace Product and Parts Manufacturing		1,129,832

Architectural, Engineering, and Related Services (0.14%)
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17 (4)	$15,906,000	1,799,366	0.14%

Electronic Shopping and Mail-Order Houses (0.01%)
Shop Holding LLC, Convertible Promissory Note, 5%, due 8/5/15 (5)	$205,825	185,448	0.01%

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Gaming Industries (1.54%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$80,839,000	$19,300,311	1.54%

Home Furnishings Stores (0.03%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	344,588	0.03%

Nondepository Credit Intermediation (1.91%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 - (Cayman Islands) (5)	$22,000,000	23,925,000	1.91%

Oil and Gas Extraction (4.04%)
Linc Energy Finance (USA), Inc., Senior Secured 1st Lien Notes, 9.625%, due 10/31/17 (5)	$8,380,000	8,757,100	0.70%
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,112,100	1.36%
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17 (5)	$26,600,000	24,871,000	1.98%
Total Oil and Gas Extraction		50,740,200

Other Investment Pools and Funds (2.83%)
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21 - (Cayman Islands) (5)	$35,000,000	35,493,500	2.83%

Pharmaceutical and Medicine Manufacturing (1.95%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.95%

Radio and Television Broadcasting (1.19%)
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19 (5)	$15,000,000	14,868,750	1.19%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.41%)
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16 (2), (5)	$32,444,500	30,238,274	2.41%

Scientific Research and Development Services (2.31%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$26,732,000	28,970,805	2.31%

Miscellaneous Securities (1.61%) (8)	$42,609,000	20,159,948	1.61%

Total Other Corporate Debt Securities (Cost $336,180,756)		251,639,022

Total Debt Investments (Cost $966,205,129)		777,294,192

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (25.18%)
Aerospace Product and Parts Manufacturing (0.23%)
Beech Holdings, LLC, Membership Units (4), (5)	380,716	$2,950,549	0.23%

Architectural, Engineering, and Related Services (0.00%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-

Business Support Services (0.58%)
Findly Talent, LLC, Membership Units (4), (5)	1,993,022	456,402	0.04%
STG-Fairway Holdings, LLC, Class A Units (4), (5)	2,368,001	6,854,179	0.54%
Total Business Support Services		7,310,581

Cable and Other Subscription Programming (3.03%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	2,543,252	0.20%
Primacom Finance (Lux) S.A. (Finance), Common Equity (2), (3), (4), (5)	10,442,055	26,519,845	2.12%
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares (2), (3), (4), (5)	18,677	8,945,275	0.71%
Total Cable and Other Subscription Programming		38,008,372

Coal Mining (0.29%)
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units (4), (5)	85	13,410	-
Oxford Resource Partners, LP, Warrants to Purchase Common Units (4), (5)	702,034	3,583,322	0.29%
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units (4), (5)	651,246	13,416	-
Total Coal Mining		3,610,148

Communications Equipment Manufacturing (0.29%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	3,648,323	0.29%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	192	-
Total Communications Equipment Manufacturing		3,648,615

Deep Sea, Coastal, and Great Lakes Water Transportation (2.74%)
Blue Wall Shipping Limited, Common Stock - (Marshall Islands) (2), (4)	1,339,286	15,187,503	1.21%
Tanker Investments Ltd., Common Stock (4)	1,439,063	14,332,204	1.14%
TCP KC, LLC, Membership Units - (Marshall Islands) (4), (5)	4,521,396	4,872,709	0.39%
Total Deep Sea, Coastal, and Great Lakes Water Transportation		34,392,416

Depository Credit Intermediation (0.06%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (4)	120,539	800,379	0.06%

Electronic Shopping and Mail-Order Houses (0.06%)
Shop Holding, LLC, Class A Units (4), (5)	1,427,232	779,126	0.06%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	9	-
Total Electronic Shopping and Mail-Order Houses		779,135

Full-Service Restaurants (0.00%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	-	-

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Gaming Industries (4.15%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	$49,070,808	3.91%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,038,179	0.24%
Total Gaming Industries		52,108,987

Highway, Street, and Bridge Construction (2.06%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	25,855,542	2.06%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	6,091	-

Metal Ore Mining (0.07%)
St. Barbara Ltd., Common Stock - (Australia) (3), (4)	6,254,591	902,697	0.07%

Newspaper, Periodical, Book, and Directory Publishers (1.04%)
HW Topco, Inc., Common Stock (4), (5)	868,872	12,941,849	1.03%
HW Topco, Inc., Preferred Stock (5)	1,693	25,217	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	74,768	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		13,041,834

Nonscheduled Air Transportation (0.32%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (4), (5)	2,329	4,019,779	0.32%

Oil and Gas Extraction (0.39%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	4,896,568	0.39%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	52,221	-

Other Investment Pools and Funds (0.33%)
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (3), (4), (5), (6)	551,799	450,944	0.04%
TCP Delos Cayman Holdings, Common Shares - (Cayman Islands) (4), (5), (6)	726,529	616,823	0.05%
TCP Delos Delaware Holdings, LLC, Partnership Interest (3), (4), (5), (6)	2,394,699	3,024,744	0.24%
Total Other Investment Pools and Funds		4,092,511

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (4), (5)	475,268	123,570	0.01%

Pharmaceutical and Medicine Manufacturing (1.83%)
NVHL S.A., Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	22,905,553	1.83%

Radio and Television Broadcasting (0.09%)
SCG Financial Acquisition Corp., Common Stock (4)	146,428	241,606	0.02%
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	833,998	0.07%
Total Radio and Television Broadcasting		1,075,604

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.16%)
KAGY Holding Company, Inc., Series A Preferred Stock (2), (4), (5)	34,229	2,030,235	0.16%

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Scheduled Air Transportation (1.25%)
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest (5), (6)	1,818	$232,320	0.02%
N918DL Trust Beneficial Interest (5), (6)	1,507	267,287	0.02%
N954DL Trust Beneficial Interest (5), (6)	1,413	138,600	0.01%
N955DL Trust Beneficial Interest (5), (6)	1,368	217,140	0.02%
N956DL Trust Beneficial Interest (5), (6)	1,379	208,560	0.02%
N957DL Trust Beneficial Interest (5), (6)	1,368	209,880	0.02%
N959DL Trust Beneficial Interest (5), (6)	1,358	211,860	0.02%
N960DL Trust Beneficial Interest (5), (6)	1,328	210,540	0.02%
N961DL Trust Beneficial Interest (5), (6)	1,348	199,980	0.02%
N976DL Trust Beneficial Interest (5), (6)	1,599	198,650	0.01%
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interests (5), (6)	598	3,971,111	0.32%
N512UA Trust Beneficial Interests (5), (6)	589	3,888,783	0.31%
N545UA Trust Beneficial Interests (5), (6)	756	5,700,453	0.44%
Total Scheduled Air Transportation		15,655,164

Semiconductor and Other Electronic Component Manufacturing (0.14%)
Soraa, Inc., Warrants to Purchase Common Stock (4), (5)	210,000	274,407	0.02%
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,451,893	0.12%
Total Semiconductor and Other Electronic Component Manufacturing		1,726,300

Traveler Accommodation (0.04%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	488,341	0.04%

Wired Telecommunications Carriers (5.13%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	11,886,146	0.95%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	596,449	0.05%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	41,128,428	3.28%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	1,665,443	0.13%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (3), (4), (5)	3,741	9,115,021	0.72%
Total Wired Telecommunications Carriers		64,391,487

Wireless Telecommunications Carriers (except Satellite) (0.89%)
AAL Management Corporation, Class B Non-Voting Shares - (Canada) (2), (3), (5)	12,466,667	11,132,941	0.89%

Total Equity Securities (Cost $386,733,356)		316,005,712

Total Investments (Cost $1,352,938,485) (7)		1,093,299,904

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

September 30, 2014

Showing Percentage of Total Cash and Investments of the Company

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (12.87%)
Union Bank of California, Commercial Paper, 0.02%, due 10/1/14		$59,000,000	$59,000,000	4.70%
Cash Denominated in Foreign Currency	CAD	733,333	654,879	0.05%
Cash Denominated in Foreign Currency		€230,183	290,743	0.03%
Cash Denominated in Foreign Currency		£100,175	162,414	0.01%
Cash Held on Account at Various Institutions		$101,335,297	101,335,297	8.08%
Total Cash and Cash Equivalents			161,443,333

Total Cash and Investments			$1,254,743,237	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7)	Includes investments with an aggregate fair value of $12,137,811 that have been segregated to collateralize certain unfunded commitments.

(8)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $203,505,647 and $358,218,912 respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of September 30, 2014 was $1,006,618,783, or 80.23% of total cash and investments of the Company.

Derivative instruments at September 30, 2014 were as follows:

	Notional
Foreign Currency Option	Amount	Fair Value
Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017	€25,000,000	$576,526
Sell EUR vs. USD Call Option with a strike rate of 1.3844 expiring September 1, 2017	€25,000,000	$190,416
		$766,942

See accompanying notes.

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Nine Months Ended September 30, 2014

Investment income
Interest income:
Companies less than 5% owned	$83,456,742
Companies 5% to 25% owned	7,246,817
Companies more than 25% owned	7,441,043
Dividend income:
Companies less than 5% owned	2,215,315
Companies 5% to 25% owned	647,358
Companies more than 25% owned	6,961,907
Other income:
Companies less than 5% owned	853,332
Companies 5% to 25% owned	93,442
Companies more than 25% owned	2,913,544
Total investment income	111,829,500

Operating expenses
Management and advisory fees	20,380,167
Interest expense	1,868,043
Amortization of deferred debt issuance costs	1,015,364
Commitment fees	779,556
Legal fees, professional fees and due diligence expenses	701,106
Insurance expense	233,562
Director fees	218,250
Custody fees	132,000
Other operating expenses	612,046
Total operating expenses	25,940,094

Net investment income	85,889,406

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in companies less than 5% owned	10,408,113
Investments in companies 5% to 25% owned	8,553,469
Investments in companies more than 25% owned	2,101,622
Foreign currency transactions	1,071,299
Net realized gain	22,134,503

Net change in net unrealized appreciation/depreciation on:
Investments	(78,879,173)
Foreign currency	(7,594,868)
Net change in net unrealized appreciation/depreciation	(86,474,041)

Net realized and unrealized loss	(64,339,538)

Dividends paid on Series A preferred equity facility	(2,634,949)
Net change in accumulated dividends on Series A preferred equity facility	21,273
Dividends paid to Series Z preferred shareholders	(22,154)
Net change in reserve for dividends to Series Z preferred shareholders	5,167

Net increase in net assets applicable to common shareholders resulting from operations	$18,919,205

See accompanying notes.

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Nine Months
	Ended
	September 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Net assets applicable to common shareholders, beginning of period	$804,021,225	$772,254,941

Net investment income	85,889,406	109,335,482
Net realized gain (loss)	22,134,503	(9,614,810)
Net change in net unrealized appreciation/depreciation	(86,474,041)	35,258,561
Dividends paid on Series A preferred equity facility from net investment income	(2,634,949)	(3,724,145)
Net change in accumulated dividends on Series A preferred equity facility	21,273	31,450
Dividends paid to Series Z preferred shareholders from net investment income	(22,154)	-
Net change in reserve for dividends to Series Z preferred shareholders	5,167	(20,254)
Net increase in net assets applicable to common shareholders resulting from operations	18,919,205	131,266,284

Distributions to common shareholders from:
Net investment income	(79,000,000)	(99,500,000)
Returns of capital	(54,000,000)	-
Total distributions to common shareholders	(133,000,000)	(99,500,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $6,212,453 and $1,958,877 respectively)	$689,940,430	$804,021,225

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2014

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$18,919,205
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(22,134,503)
Net change in net unrealized appreciation/depreciation	86,290,655
Dividends paid on Series A preferred equity facility	2,634,949
Net change in accumulated dividends on Series A preferred equity facility	(21,273)
Dividends paid to Series Z shareholders	22,154
Net change in reserve for dividends to Series Z preferred shareholders	(5,167)
Interest income paid in kind	(9,235,689)
Net accretion of market discount	(5,207,465)
Accretion of original issue discount	(11,117,307)
Amortization of deferred debt issuance costs	1,015,364
Changes in assets and liabilities:
Purchases of investments	(194,269,958)
Proceeds from sales, maturities and paydowns of investments	358,218,912
Decrease in receivable for investments sold	7,140,045
Increase in accrued interest income - companies less than 5% owned	(2,894,537)
Increase in accrued interest income - companies 5% to 25% owned	(804,775)
Increase in accrued interest income - companies more than 25% owned	(155,958)
Decrease in prepaid expenses and other assets	545,244
Increase in management and advisory fees payable	2,167,500
Decrease in payable for investments purchased	(10,835,093)
Decrease in payable to the Investment Manager	(311,128)
Increase in interest payable	257,568
Inrease in accrued expenses and other liabilities	112,141
Net cash provided by operating activities	220,330,884

Financing activities
Proceeds from draws on credit facility	144,500,000
Principal repayments on credit facility	(133,698,890)
Dividends paid on Series A preferred equity facility	(2,634,949)
Payment for debt issuance costs	(1,300,000)
Dividends paid to Series Z preferred shareholders	(22,154)
Distributions to common shareholders	(86,500,000)
Net cash used in financing activities	(79,655,993)

Net increase in cash and cash equivalents	140,674,891
Cash and cash equivalents at beginning of period	20,768,442
Cash and cash equivalents at end of period	$161,443,333

Supplemental disclosure:
Interest payments	$1,610,475

See accompanying notes.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2014

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors. The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

1. Organization and Nature of Operations (continued)

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.68 billion, consisting of $1.051 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $260 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At September 30, 2014, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At September 30, 2014, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of September 30, 2014 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$500,212,239	Market rate approach	Market yields	3.8% - 18.9% (12.4%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	7.6x - 10.9x (8.0x)
Other Corp Debt	118,431,258	Market rate approach	Market yields	10.5% - 19.0% (10.6%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	EBITDA multiples	7.8x - 7.8x (7.8x)
Equity	281,156,178	Market rate approach	Market yields	9.0% - 18.0% (11.5%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.6x - 0.6x (0.6x)
		Market comparable companies	EBITDA multiples	2.0x - 12.0x (8.0x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At September 30, 2014, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$19,300,311	$31,811,355
2	Other observable market inputs*	25,442,931	113,907,453	3,038,179
3	Independent third-party pricing sources that employ significant unobservable inputs	500,212,239	117,301,426	268,647,595
3	Investment Manager valuations with significant unobservable inputs	-	1,129,832	12,508,583
Total		$525,655,170	$251,639,022	$316,005,712

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$635,703,807	$95,210,990	$214,039,902
Net realized and unrealized gains (losses)	(29,679,425)	(12,245,290)	10,496,356
Acquisitions	76,139,806	1,075,921	30,817,451
Dispositions	(206,805,210)	(29,787,324)	(20,386,867)
Transfers into Level 3 ǂ	24,853,261	63,047,129	24,700,422
Transfers out of Level 3†	-	-	(3,110,517)
Reclassifications within Level 3	-	-	12,090,848
Ending balance	$500,212,239	$117,301,426	$268,647,595

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(30,112,973)	$(12,004,870)	$15,847,409

ǂ	Comprised of five investments that were transferred from Level 2 due to reduced trading volumes.

†	Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,120,733	$26,093,381
Net realized and unrealized gains (losses)	-	9,099	(3,679,228)
Acquisitions	-	-	5,171,278
Dispositions	-	-	(2,986,000)
Reclassifications within Level 3	-	-	(12,090,848)
Ending balance	$-	$1,129,832	$12,508,583

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$9,099	$(1,103,207)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Consolidated Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At September 30, 2014, the Partnership held foreign currency denominated investments comprising approximately 10.95% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at September 30, 2014 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange and foreign currency option transactions. The Company recognizes all derivatives as either assets or liabilities in the Consolidated Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the nine months ended September 30, 2014 were included in net realized and unrealized gain (loss) on investments in the Consolidated Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$375,659	$(578,133)
Foreign currency option contract	-	766,942

Valuations of foreign currency options at September 30, 2014 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$766,942

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with the initial placement of the Partnership’s Senior Facility. During 2014, additional costs of $1.3 million were incurred in connection with the extension of the Senior Facility (Note 5). These costs were deferred and are being amortized on a straight-line basis over the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. In accordance with ASC Topic 740 - Income Taxes, the Company and the Partnership recognize in their consolidated financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of September 30, 2014, all tax years of the Company and the Partnership since January 1, 2011 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at September 30, 2014 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$101,787,474
Unrealized depreciation	(360,659,113)
Net unrealized depreciation	(258,871,639)

Cost	$1,352,938,485

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions. As of September 30, 2014, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

3. Allocations and Distributions (continued)

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of September 30, 2014, the Company had declared $731,690,955 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility issued by the Partnership. Effective April 30, 2014, the Senior Facility was amended, pursuant to which the total maximum commitment was reduced from $436 million to $260 million and the maturity was extended from December 15, 2014 to June 15, 2016. In connection with this reduction, management fees were reduced by an annualized rate of $2.64 million per year beginning April 30, 2014. The total maximum commitment will be further reduced to $195 million on December 15, 2015 and to $130 million on March 15, 2016.

Before the amendment effective date, advances under the Senior Facility bore interest at LIBOR or EURIBOR plus 0.425% per annum, except in the case of loans from CP Conduits, which bore interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.425% or (ii) the CP Conduit’s cost of funds plus 0.425%, subject to certain limitations. Short-term advances under the swingline facility bore interest at the LIBOR Market Index Rate plus 0.425% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum.

Beginning on the amendment effective date, advances under the Senior Facility bear interest at LIBOR, EURIBOR or the lender’s cost of funds plus 2.50% per annum subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility, or 2.50% per annum when less than $130,000,000 in borrowings are outstanding. The weighted-average interest rate on outstanding borrowings at September 30, 2014 was 2.60%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of September 30, 2014, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At September 30, 2014, outstanding borrowings included €39,500,000 ($49,892,451) and $77,000,000. Accrued interest included €2,751 ($3,475) and $525,038.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

September 30, 2014

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $1.9 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At September 30, 2014, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $404,444 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At September 30, 2014, such reimbursable amounts totaled $216,672 as reflected in the Consolidated Statement of Assets and Liabilities.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of September 30, 2014. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights

	Nine Months
	Ended
	September 30, 2014	Year Ended December 31,
	(Unaudited)	2013	2012	2011	2010

Per Common Share (1)
Net asset value, beginning of period	$10,270.07	$9,864.31	$10,660.86	$12,902.36	$12,009.93

Investment operations:
Net investment income	1,097.10	1,396.58	1,218.35	1,249.82	1,366.78
Net realized and unrealized gain (loss)	(821.84)	327.56	(487.30)	(1,650.35)	913.47
Dividends on Series A preferred equity facility	(33.66)	(47.57)	(45.18)	(44.00)	(46.77)
Net change in accumulated dividends on Series A preferred equity facility	0.27	0.40	(0.42)	(0.39)	0.44
Dividends to Series Z preferred shareholders	(0.28)	-	(0.57)	-	(0.57)
Net change in reserve for dividends to Series Z preferred shareholders	0.07	(0.26)	0.28	(0.29)	0.28
Total from investment operations	241.66	1,676.71	685.16	(445.21)	2,233.63

Distributions to common shareholders from:
Net investment income	(1,009.10)	(1,270.95)	(1,481.71)	(1,195.69)	(1,341.20)
Net realized gain	-	-	-	(600.60)	-
Returns of capital	(689.76)	-	-	-	-
Net asset value, end of period	$8,812.87	$10,270.07	$9,864.31	$10,660.86	$12,902.36

Return on invested assets (2), (6)	3.7%	12.7%	7.6%	(0.8)%	18.0%

Total return to common shareholders (3), (6)	2.5%	17.7%	6.6%	(4.2)%	19.4%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (6)	2.5%	17.7%	6.6%	(4.2)%	19.4%

Ratios to average common equity: (4), (7)
Net investment income	14.6%	13.5%	11.5%	10.1%	10.9%
Expenses	4.4%	4.2%	4.0%	3.4%	3.4%
Expenses and General Partner allocation	4.4%	4.2%	4.0%	3.4%	3.4%

Ending common shareholder equity	$689,940,430	$804,021,225	$772,254,941	$834,615,259	$1,010,097,800
Portfolio turnover rate (6)	16.6%	31.2%	41.8%	41.1%	66.8%
Weighted-average debt outstanding	$130,064,405	$225,346,892	$87,573,428	$88,160,550	$82,122,988
Weighted-average interest rate	1.9%	0.6%	0.8%	1.5%	0.9%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,287.8060	78,287.8060
Average debt per share	$1,661	$2,878	$1,119	$1,126	$1,049

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of September 30, 2014:
Return on invested assets (2)	6.1%
Internal rate of return (5)	4.9%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility.

(5)	Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except for allocations to the General Partner.

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Nine Months Ended September 30, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AAL Management Corporation, Class B Non-Voting Shares	$-	$11,392,367	$-	$11,132,941
AGY Holding Corp., Senior Secured 2nd Lien Notes, 11%, due 11/15/16	32,444,500	-	-	30,238,274
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	7,200,688	845,387	-	8,046,075
Aircraft Secured Mortgages - Aircraft Leased to Delta Air Lines, Inc.
N913DL, 8%, due 3/15/17	576,180	-	(120,984)	450,780
N918DL, 8%, due 8/15/18	771,210	-	(107,097)	662,640
N954DL, 8%, due 3/20/19	1,018,380	-	(123,038)	895,620
N955DL, 8%, due 6/20/19	1,054,680	-	(118,354)	937,860
N956DL, 8%, due 5/20/19	1,053,360	-	(120,322)	934,560
N957DL, 8%, due 6/20/19	1,064,250	-	(119,389)	946,440
N959DL, 8%, due 7/20/19	1,074,480	-	(118,465)	958,320
N960DL, 8%, due 10/20/19	1,115,070	-	(116,718)	1,001,880
N961DL, 8%, due 8/20/19	1,103,190	-	(119,537)	986,700
N976DL, 8%, due 2/15/18	785,400	-	(124,321)	657,360
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N510UA, 20%, due 10/26/16	3,854,395	-	(692,685)	2,857,086
N512UA, 20%, due 10/26/16	3,943,990	-	(677,794)	2,955,731
N536UA, 16%, due 9/29/14	1,086,000	-	(1,036,889)	-
N545UA, 16%, due 8/29/15	2,623,595	-	(1,052,385)	1,403,655
N585UA, 20%, due 10/25/16	4,630,885	-	(3,741,882)	-
Blue Wall Shipping Limited, Common Stock	15,000,003	-	-	15,187,503
Contech Holdings, Inc., Common Stock	24,609,460	-	-	25,855,542
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	14,975,754	-	-	14,508,978
Dialogic, Inc., Common Stock	1,571,932	-	-	3,648,323
Dialogic, Inc., Preferred Stock	100	-	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	49,867	-	-	192
Equipment Trusts - Aircraft Leased to Delta Air Lines, Inc.
N913DL Trust Beneficial Interest	244,530	120,984	(136,899)	232,320
N918DL Trust Beneficial Interest	277,530	107,097	(130,065)	267,287
N954DL Trust Beneficial Interest	132,000	123,038	(156,873)	138,600
N955DL Trust Beneficial Interest	220,440	118,354	(154,959)	217,140
N956DL Trust Beneficial Interest	211,200	120,322	(157,095)	208,560
N957DL Trust Beneficial Interest	212,850	119,389	(156,444)	209,880
N959DL Trust Beneficial Interest	214,500	118,465	(155,801)	211,860
N960DL Trust Beneficial Interest	212,850	116,718	(155,310)	210,540
N961DL Trust Beneficial Interest	201,630	119,537	(158,030)	199,980
N976DL Trust Beneficial Interest	199,967	124,321	(149,315)	198,650
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
N510UA Trust Beneficial Interest	4,435,373	692,685	(256,579)	3,971,111
N512UA Trust Beneficial Interest	4,365,725	677,794	(252,373)	3,888,783
N536UA Trust Beneficial Interest	6,256,232	765,892	(4,455,990)	-
N545UA Trust Beneficial Interest	6,114,162	1,052,385	(339,636)	5,700,453
N585UA Trust Beneficial Interest	5,446,294	881,970	(5,114,328)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,617,287	-	(2,617,287)	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,298,124	-	(667,400)	-
ESP Holdings, Inc., Common Stock	939,209	-	(971,745)	-

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Nine Months Ended September 30, 2014

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Integra Telecom, Inc., Common Stock	$44,161,617	$-	$-	$41,128,428
Integra Telecom, Inc., Warrants	1,688,447	-	-	1,665,443
KAGY Holding Company, Inc., Series A Preferred Stock	2,317,934	-	-	2,030,235
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,704,688	-	-	4,324,013
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	16,540,696	-	-	15,202,323
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	13,021,352	-	-	2,529,625
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	3,494,629	-	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	24,922,097	-	-	22,905,553
Perseus Holdings S.A., Common Stock	-	-	-	2,543,252
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	8,423,129	-	(8,489,323)	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	-	13,262,102	-	12,080,018
Primacom Finance (Lux) S.A. (Finance), Common Equity	-	14,479,997	-	26,519,845
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	-	-	-	8,945,275
RM Holdco, LLC, Membership Units	-	-	-	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	7,105,323	-	-	50,096
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	3,859,571	574,635	-	4,409,663
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16	10,216,362	600,746	(217,245)	10,599,863
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/21/16	19,225,541	2,746,279	-	19,412,103
RM OpCo, LLC, Senior Secured 2nd Lien Term Loan Tranche B-1, 12% Cash + 7% PIK, due 3/21/16	6,056,358	896,709	-	6,919,681
TCP Delos Cayman Holdings, Common Shares	1,484,866	-	(374,942)	1,067,767
TCP Delos Delaware Holdings, LLC, Partnership Interest	3,291,035	-	-	3,024,744
TOPV New World Holdings, LLC, Membership Interests	48,441,792	-	-	49,070,808
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,097,963	2,857	(26,860,400)	-
Woodbine Intermediate Holdings, LLC, Membership Units	15,330,697	14,193	-	4,896,568

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuers' voting securities.

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Nine Months Ended September 30, 2014

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	Various 2013	$4,838,108
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	25,290,064
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,648,941
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option $0.01	12/31/13	-
Linc Energy Finance (USA), Inc., Senior Secured 1st Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,825,253
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Holdings, LLC, Warrants to Purchase Class B Units	6/24/13	3,590
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Oxford Resource Partners, LP, Warrants to Purchase Subordinated Units	6/24/13	3,590
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/2011 & 3/17/14	1,350,918
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	205,825
Shop Holding, LLC, Warrants to Purchase Class A Units	7/1/11	-
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17	8/4/14	25,020,029
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

September 30, 2014

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Companies less than 5% owned	$-	$689,569,877	$-	$689,569,877
Companies 5% to 25% owned	-	303,888,153	-	303,888,153
Investment in subsidiary	690,411,192	-	(690,411,192)	-
Companies more than 25% owned	-	99,841,874	-	99,841,874
Total investments	690,411,192	1,093,299,904	(690,411,192)	1,093,299,904

Cash and cash equivalents	-	161,443,333	-	161,443,333
Distribution receivable	75,138,813	-	(75,138,813)	-
Accrued interest income	-	14,836,906	-	14,836,906
Deferred debt issuance costs	-	1,365,003	-	1,365,003
Unrealized gain on foreign currency options	-	766,942	-	766,942
Receivable from the Partnership	404,444	-	(404,444)	-
Prepaid expenses and other assets	66,005	962,738	-	1,028,743
Total assets	766,020,454	1,272,674,826	(765,954,449)	1,272,740,831

Liabilities
Credit facility payable	-	126,892,451	-	126,892,451
Distribution payable	75,000,000	75,138,813	(75,138,813)	75,000,000
Payable for investments purchased	-	4,157,853	-	4,157,853
Management and advisory fees payable	-	2,167,500	-	2,167,500
Equity placement costs payable	543,163	-	-	543,163
Interest payable	-	528,513	-	528,513
Payable to the Company	-	404,444	(404,444)	-
Payable to the Investment Manager	62,051	216,672	-	278,723
Accrued expenses and other liabilities	177,279	2,879,225	-	3,056,504
Total liabilities	75,782,493	212,385,471	(75,543,257)	212,624,707

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	17,531	-	-	17,531
Total preferred stock	297,531	-	-	297,531

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred equity facility	-	878,163	-	878,163
Total preferred limited partner interests	-	369,878,163	-	369,878,163

Net assets	$689,940,430	$690,411,192	$(690,411,192)	$689,940,430

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,024,833,219	1,027,728,330	(1,027,728,330)	1,024,833,219
Accumulated deficit	(334,875,336)	(337,317,138)	337,317,138	(334,875,336)
Accumulated dividends to Series Z preferred shareholders	(17,531)	-	-	(17,531)
Net assets	$689,940,430	$690,411,192	$(690,411,192)	$689,940,430

32

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Nine Months Ended September 30, 2014

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Companies less than 5% owned	$-	$83,262,120	$-	$83,262,120
Companies 5% to 25% owned	-	7,246,817	-	7,246,817
Companies more than 25% owned	-	7,441,043	-	7,441,043
Dividend income:
Companies less than 5% owned	-	2,409,938	-	2,409,938
Companies 5% to 25% owned	-	647,358	-	647,358
Companies more than 25% owned	-	6,961,907	-	6,961,907
Other income:
Companies less than 5% owned	-	853,331	-	853,331
Companies 5% to 25% owned	-	93,442	-	93,442
Companies more than 25% owned	-	2,913,544	-	2,913,544
Total interest and related investment income	-	111,829,500	-	111,829,500

Operating expenses:
Management and advisory fees	-	20,380,167	-	20,380,167
Interest expense	-	1,868,043	-	1,868,043
Amortization of deferred debt issuance costs	-	1,015,364	-	1,015,364
Commitment fees	-	779,556	-	779,556
Legal fees, professional fees and due diligence expenses	175,665	525,441	-	701,106
Insurance expense	77,747	155,815	-	233,562
Director fees	72,750	145,500	-	218,250
Custody fees	-	132,000	-	132,000
Other operating expenses	51,992	560,054	-	612,046
Total expenses	378,154	25,561,940	-	25,940,094

Net investment income	(378,154)	86,267,560	-	85,889,406

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in companies less than 5% owned	-	10,408,113	-	10,408,113
Investments in companies 5% to 25% owned	-	8,553,469	-	8,553,469
Investments in companies more than 25% owned	-	2,101,622	-	2,101,622
Foreign currency transactions	-	1,071,299	-	1,071,299
Net realized gain	-	22,134,503	-	22,134,503
Net change in net unrealized appreciation/depreciation	-	(86,474,041)	-	(86,474,041)
Net realized and unrealized loss	-	(64,339,538)	-	(64,339,538)

Interest in earnings of subsidiary	19,314,346	-	(19,314,346)	-
Dividends paid on Series A preferred equity facility	-	(2,634,949)	-	(2,634,949)
Net change in accumulated dividends on Series A preferred equity facility	-	21,273	-	21,273
Dividends paid to Series Z preferred shareholders	(22,154)	-	-	(22,154)
Net change in reserve for distributions to Series Z preferred shareholders	5,167	-	-	5,167
Net increase in net assets resulting from operations	$18,919,205	$19,314,346	$(19,314,346)	$18,919,205

33